Supplemental Information (Derivatives and Hedging) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative assets	$ 7,391	$ 9,911
Derivative liabilities	5,681	4,851
Netting adjustment of derivative gross asset	(4,326)	(3,875)
Netting adjustment of derivative gross liability	(4,326)	(3,892)
Cash collateral assets	(1,141)	(3,233)
Net derivative assets	2,282	3,731
Net derivative liabilities	700	485
Cumulative gain (loss) adjustment for non performance risk		16
Excluded excess cash collateral received	48	63
Excluded excess cash collateral posted	379	195
Excluded excess securities collateral received	107	471
Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	5,241	8,414
Derivative liabilities	1,541	1,347
Derivatives Not Accounted For As Hedges
Derivatives, Fair Value [Line Items]
Derivative assets	2,149	1,498
Derivative liabilities	4,141	3,503
Interest Rate Contracts | Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	4,132	5,835
Derivative liabilities	158	461
Interest Rate Contracts | Derivatives Not Accounted For As Hedges
Derivatives, Fair Value [Line Items]
Derivative assets	119	79
Derivative liabilities	44	24
Currency Exchange Contracts | Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	1,109	2,579
Derivative liabilities	1,383	884
Currency Exchange Contracts | Derivatives Not Accounted For As Hedges
Derivatives, Fair Value [Line Items]
Derivative assets	1,715	1,182
Derivative liabilities	4,048	3,439
Other Contracts | Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	0	0
Derivative liabilities	0	2
Other Contracts | Derivatives Not Accounted For As Hedges
Derivatives, Fair Value [Line Items]
Derivative assets	315	237
Derivative liabilities	49	40
Gross Accrued Interest [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	1,001	1,389
Derivative liabilities	(13)	(30)
Gross Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	8,392	11,300
Derivative liabilities	5,668	4,821
Amounts Offset In Statement Of Financial Position [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	(6,110)	(7,570)
Derivative liabilities	(4,968)	(4,337)
Cash collateral assets	(1,784)	(3,695)
Cash collateral liabilities	(642)	(445)
Securities Pledged as Collateral [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	(1,277)	(3,114)
Derivative liabilities	0	0
Net Derivative [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	1,005	617
Derivative liabilities	$ 700	$ 485